DERIVATIVE WARRANT LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015
Derivative Warrant Liability Details
Derivative warrant liability, beginning of period		$ 1,450,943
Fair value of warrants issued	$ 1,459,531	768,435
Total realized/unrealized losses included in net loss	$ (8,588)	(332,095) [1]
Reclassification of liability to additional paid-in capital		(1,148,328)
Derivative warrant liability, end of period	$ 1,450,943	$ 738,955

[1]	Included in gain or loss on revaluation of derivative warrant liability in the Condensed Consolidated Statement of Operations.